Condensed Interim Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
OPERATING ACTIVITIES
Net loss	$ (21,697,240)	$ (15,583,446)
Non-cash items:
Depreciation and amortization	8,087,314	4,913,657
Share-based compensation	400,636	1,413,843
Accretion expense	3,026,073	0
Interest paid in kind on convertible debt instruments	2,472,927	0
Change in fair value of share warrant obligations	(6,749,245)	(5,744,896)
Change in fair value of conversion options on convertible debt instruments	(10,746,034)	0
Unrealized foreign exchange loss	2,636,537	616,474
Net change in non-cash working capital items	(21,130,974)	(23,216,385)
Cash flows used in operating activities	(43,700,006)	(37,600,753)
INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(3,823,945)	(27,584,447)
Addition to intangible assets	(11,114,307)	(21,709,070)
Net proceeds from Mirabel battery building sale-leaseback	0	20,506,589
Government assistance related to property, plant and equipment and intangible assets	3,128,796	0
Cash flows used in investing activities	(11,809,456)	(28,786,928)
FINANCING ACTIVITIES
Increase in long-term debt and other debts	36,794,550	26,166,466
Repayment of long-term debt and other debts	(4,367,249)	(22,489,772)
Payment of lease liabilities	(1,992,541)	(1,361,347)
Proceeds from issuance of shares through "at-the-market" equity program, net of issuance costs	0	4,625,234
Proceeds from the issuance of warrants through the December 2022 Offering	0	2,907,226
Proceeds from the issuance of units through the December 2022 Offering - Common Shares, net of issuance costs	0	4,175,836
Cash flows from financing activities	30,434,760	14,023,643
Effect of exchange rate changes on cash held in foreign currency	(18,004)	69,535
Net decrease in cash	(25,092,706)	(52,294,503)
Cash, beginning of period	29,892,966	88,266,985
Cash, end of period	4,800,260	35,972,482
Other information on cash flows related to operating activities:
Income taxes paid	0	0
Interest paid	4,439,209	1,741,339
Interest paid on obligations under lease liabilities	$ 1,258,202	$ 998,903